GOODWILL	12 Months Ended
Dec. 31, 2017
Disclosure of detailed information about goodwill [Abstract]
Disclosure of goodwill [text block]
NOTE 17 – GOODWILL

Following is the roll-forward of goodwill balances during the years ended December 31, 2017 and 2016:

	December 31, 2017		December 31, 2016

Balance at the beginning of the year	Ps.	6,824,935	Ps.	7,055,975
Additions / Purchases (1)		102,376		2,805
Foreign exchange adjustment		(26,255)		(233,845)
Balance at the end of the year	Ps.	6,901,056	Ps.	6,824,935

(1) Corficolombiana acquired in 2017 an additional 40 % of the Concesionaria Vial del Pacífico – Covipacífico S.A.S., located in Colombia. The business acquisition generated Goodwill of Ps. 102,376 which was included in the Financial Statements of Grupo Aval at the end of the 2017 accounting period. (this acquisition is considered non-significant)

The following is the detail of goodwill assigned by cash generating units (CGU) representing the lowest identifiable level within Grupo Aval and monitored by management, in addition those are not greater than the identified business’ segments:

December 31, 2017
CGU	Goodwill carrying amount		CGU Book Value		CGU Recoverable amount		Excess
Leasing Bogotá Panamá	Ps.	4,688,362	Ps.	11,349,292	Ps.	17,054,833	Ps.	5,705,541
Inside Banco de Bogotá S.A. (Megabanco)		465,905		7,353,562		9,483,254		2,129,692
Promigas S.A and Subsidiaries		169,687		3,653,698		9,392,266		5,738,568
Concesionaria Panamericana S.A.S		119,916		169,451		261,223		91,772
Concesionaria Covipacífico S.A.S. (1)		102,376		104,600		111,026		6,426
Hoteles Estelar S.A		6,661		98,688		179,420		80,732
Inside Banco de Occidente S.A. (Banco Unión)		22,724		2,648,449		2,878,178		229,729
Banco Popular S.A.		358,401		2,710,218		3,316,807		606,589
Banco de Bogotá S.A.		301,222		11,000,669		15,361,349		4,360,680
Banco de Occidente S.A.		127,571		3,174,228		4,394,187		1,219,959
Sociedad Administradora de Pensiones y Cesantías Porvenir S.A.		538,231		2,888,669		9,610,514		6,721,845
		6,901,056

(1) Corresponds to 40% of the Consesionaria Vial del Pacífico – Covipacífico S.A.S. (this acquisition is considered as non-significant)

December 31, 2016
CGU	Goodwill carrying amount		CGU Book Value		CGU Recoverable amount		Excess
Leasing Bogotá Panamá	Ps.	4,714,617	Ps.	10,428,240	Ps.	14,362,910	Ps.	3,934,670
Inside Banco de Bogotá S.A. (Megabanco)		465,905		5,579,593		9,976,659		4,397,066
Promigas S.A and Subsidiaries		169,687		2,785,270		7,089,387		4,304,116
Concesionaria Panamericana S.A.S		119,916		35,585		370,248		334,663
Hoteles Estelar S.A		6,661		90,794		97,956		7,162
Inside Banco de Occidente S.A. (Banco Union)		22,724		41,935		454,906		412,971
Banco Popular S.A.		358,401		2,624,196		3,541,307		917,111
Banco de Bogotá S.A.		301,222		10,331,548		13,708,171		3,376,623
Banco de Occidente S.A.		127,571		3,089,717		4,168,844		1,079,127
Sociedad Administradora de Pensiones y Cesantías Porvenir S.A.		538,231		2,433,816		9,187,043		6,753,227
		6,824,935

The recoverable amount of each cash generating unit was determined based on market values of banks, listed in stock exchanges and a recoverable amount is determined by a study for those not listed in stock exchanges. Such calculations used cash flow projections approved by management, covering periods from 5 to 20 years. Cash flows subsequent to these periods were extrapolated using estimated growth rates for such flows, not exceeding the average of the economic sector where the cash generating unit operates.

Below is a detail of the most significant values that comprise Goodwill, representing more than 80% of the Goodwill balance detailed above.

A.	Leasing Bogotá S.A. Panamá

On December 9, 2010, Banco de Bogotá S.A. acquired control of BAC Credomatic Inc (BAC COM) through its subsidiary Leasing Bogotá S.A. Panamá (LBP), which is the Panamanian company that executed the purchase agreement. BAC Credomatic Inc. (BAC COM), a company incorporated to do business under the laws of the British Virgin Islands, is the owner of Banco BAC International Bank, Inc. and the operations of BAC Credomatic Inc. (BAC) in Central America.

With the acquisition of BAC COM, through LBP, BAC's corporate structure now is controlled by Banco de Bogotá S.A., which is controlled, in turn, by Grupo Aval. Goodwill was generated and recognized as a result of that operation. Banco de Bogotá was authorized by the Superintendency of Finance to make this acquisition, through its subsidiary Leasing Bogotá Panamá, as indicated in Official Notice 2010073017- 048 dated December 3, 2010.

Afterwards, ninety-eight point ninety-two percent (98.92%) of the shares of Banco Bilbao Vizcaya Argentaria S.A. Panamá (BBVA Panamá, now BAC de Panamá) were acquired by Banco de Bogotá, through its subsidiary Leasing Bogotá Panamá, under authorization from the Superintendency of Finance, as per Official Notice 2013072962-052 dated December 12, 2013.

Also, one hundred percent (100.00%) of the shares of Banco Reformador de Guatemala (Reformador) and of Transcom Bank Limited in Barbados (Transcom) were acquired, and both banks were stated as Grupo Financiero Reformador de Guatemala. The Superintendency of Finance authorized Banco de Bogotá to acquire these banks, through its subsidiaries Credomatic International Corporation and BAC Credomatic Inc., as per Official Notice 2013068082-062 dated December 3, 2013.

Finally, during 2015, Credomatic International Corporation, a subsidiary of the company, acquired 100% of the issued and outstanding shares of COINCA Corporation Inc. (COINCA) and Corporación Tenedora BAC Credomatic S.A., and an indirect subsidiary of the Company, acquired 100% of the issued and outstanding shares of Medios de Pago MP S.A., domiciled in Costa Rica, generating with the latter an additional capital gain of Ps. 853,401 that was included in the consolidated financial statements of the Bank in the first quarter of 2016.

The latest valuation update for the groups of cash generating units to which this goodwill was allocated was done by an external adviser and reviewed by Management in January 2018, based on the financial statements of BAC Credomatic at September 30, 2017. The conclusion was that there are no situations that imply a possible impairment, given that the recoverable amount of the groups of cash generating units that have goodwill allocated for Ps. 17,054,833 exceeds the book value on Ps. 5,705,541.

The following table shows the averages of the primary premises used in the reports on impairment of the cash-generating units with allocated goodwill, based on the impairment assessments done on the indicated dates.  Although the valuation exercise includes a 10 year projection, the following tables only show the first 5 years as, following the first year of projection, rates are generally stable with no significant variations.

December 31, 2017
	2018	2019	2020	2021	2022
Lending rate on the loan portfolio and investments	11.0%	11.0%	11.0%	11.0%	11.1%
Borrowing rate	2.7%	2.8%	2.9%	3.0%	3.0%
Growth in income from commissions	6.5%	8.3%	8.2%	8.2%	8.3%
Growth in expenses	6.1%	6.2%	6.7%	6.7%	6.8%
Discount rate after taxes	11.3%
Growth rate after ten years	3.0%

December 31, 2016
	2017	2018	2019	2020	2021
Lending rate on the loan portfolio and investments	10.8%	10.8%	10.8%	10.8%	10.9%
Borrowing rate	3.0%	3.0%	3.0%	3.0%	3.0%
Growth in income from commissions	3.9%	5.6%	6.6%	5.7%	6.5%
Growth in expenses	5.8%	7.4%	7.1%	6.8%	6.2%
Discount rate after taxes	13.2%
Growth rate after ten years	3.0%

A 10-year projection was made to evaluate goodwill impairment, considering the business will have matured and the flow of funds will have stabilized once this period has elapsed. In turn, macroeconomic assumptions as well as those for BAC Credomatic’s business in each of the countries where it operates were used for the projection, so as to reflect the reality that each market provides to the CGUs as a whole. The averages of the main premises used are listed in the foregoing tables, including the variables for all the countries where BAC Credomatic Inc. operates. The following is description of that process:

•
Lending rates on loans and investments were projected based on historical data and on the expectations of management in each of the countries where BAC Credomatic Inc. operates, considering the competitiveness of the different services in their respective markets and the growth strategies for each segment. The projection on US Federal Reserve rates was taken into account as well, since these rates serve as a basis for international banking rates.

•
Growth in income from commissions was projected in line with the growth active portfolio, which allows to impel a greater capture of income through the products and services like insurances, memberships, commissions of exchange, among others, also the implementation of new services. Competitive markets were also considered as the projected time horizon elapsed.

•
Although the functional or reporting currency of the business is that of each country in the region where BAC Credomatic Inc. subsidiaries operate, the future flows of funds have been converted into nominal U.S. dollars in each projected period, discounted at a nominal rate in U.S. dollars, net of income tax, estimated as "Ke". A discount rate in U.S. dollars is used, given that a consistent discount rate in the respective local currencies cannot be estimated because of the lack of necessary data.

•	The discount rate has been estimated in light of the risk profile of each of the markets where BAC Credomatic inc. operates.
•
To estimate the terminal value, the normalized flow of funds, adjusted according to expectations for its growth, was projected in perpetuity. This projection does not exceed the average long-term rate of growth for the economies in each of the countries where BAC operates. Consequently, an annual growth rate of 3% was estimated for the long term.

The discount rate after taxes used to discount the dividend flows reflects the specific risks relative to the CGU and the markets where BAC Credomatic operates, as mentioned earlier. Had the estimated 11.3% discount rate been 1.0% higher than the estimated rate; it would not have been necessary to reduce the book value of goodwill, since the vale-in-use of the cash-generating units to which the goodwill was allocated would be Ps. 14,510,903, still exceeding book value as of December 31, 2017 of Ps. 11,349,292.

B.	Cash-generating units inside Banco de Bogotá

Goodwill was generated in 2006 with the acquisition of 94.99% of the shares of Banco de Crédito y Desarrollo Social – MEGABANCO S.A. and later merged with Banco de Bogotá. This operation was authorized by the Office of the Superintendency of Finance in Resolution No. 917 dated June 2, 2006.

That goodwill was allocated to the groups of cash-generating units inside Banco de Bogotá involved in the following lines of business:

	Share (%)	Value
Commercial	32.7%	152,539
Consumer	30.8%	143,287
Payroll installment loans	27.0%	125,934
Vehicles	6.7%	31,304
Microcredit	2.8%	12,841
Total	100.0%	465,905

The latest valuation update for the business lines of the groups of cash-generating units to which this goodwill was allocated, was done by an external adviser. This valuation was conducted on January 2018 and is based on Banco de Bogotá´s financial statements at September 30, 2017. Due to the merger of Banco de Bogotá with the acquired company, no triggering event was detected. It was concluded that there are no situations that imply a possible impairment, given that the recoverable amount of the groups of cash generating units that have goodwill allocated for Ps. 9,483,254 exceeds the book value on Ps. 2,129,692.

The following table shows the main premises used in the latest impairment tests of the groups of cash-generating units with allocated goodwill. These were performed in December 2017 and December 2016

December 31, 2017
	2018	2019	2020	2021	2022
Lending rate on the loan portfolio and investments	9.6%	9.4%	9.3%	9.5%	9.6%
Borrowing rate	3.6%	3.3%	3.2%	3.6%	3.8%
Growth in income from commissions	9.2%	7.7%	7.8%	8.5%	8.5%
Growth in expenses	2.5%	4.0%	4.0%	5.1%	4.4%
Inflation	3.3%	3.4%	3.2%	3.3%	3.6%
Discount rate after taxes	14.0%
Growth rate after five years	3.5%

December 31, 2016
	2017	2018	2019	2020	2021
Lending rate on the loan portfolio and investments	10.5%	10.0%	9.6%	9.2%	9.0%
Borrowing rate	4.7%	4.1%	3.7%	3.2%	3.2%
Growth in income from commissions	17.2%	21.3%	12.2%	12.2%	15.6%
Growth in expenses	7.0%	10.8%	10.8%	11.0%	12.7%
Inflation	4.1%	3.0%	3.1%	3.0%	3.0%
Discount rate after taxes	15.7%
Growth rate after five years	3.0%

A 5-year projection was made to estimate goodwill, based on macroeconomic assumptions and those related to the businesses listed in the foregoing tables.

The following is a description of that process.

•	The lending rates on loans and investments were projected based on the Company expected rates and lending rates from independent specialists (The Economist Intelligence Unit "EIU")
•	The borrowing rates were projected based on The Company expected rates and the money market interest rate from EIU.
•	Estimated growth in commissions is based on its historical percentage over the gross loan portfolio.
•	Estimated growth in expenses is based on the inflation's growth and/or its historical percentage over revenues.
•	The inflation rate used in the projections is based on reports from outside sources, such as The Economist Intelligence Unit, and Corficolombiana.
•	The growth rate used for the terminal value was 3.5%, which is the average projected inflation provided by the independent specialists.

The discount rate after taxes used to discount dividend flows reflects the specific risks relative to each cash-generating unit. If the 14.0% estimated discount rate had been 1.0% higher than the rate estimated in the independent studies, the book value of goodwill would not have to be reduced, since the fair value of the groups of cash-generating units with this sensitivity would be Ps. 8,724,594, which is above the book value of Ps. 7,353,562 as of December 31, 2017.

C.	Sociedad Administradora de Fondos de Pensiones y Cesantías Porvenir S.A.

After the acquisition, Porvenir absorbed AFP Horizonte Pensiones y Cesantías S.A and the goodwill in question was allocated to the groups of cash-generating units that together make up Porvenir later that same year.

The latest valuation update for the business lines of the groups of cash-generating units to which this goodwill was allocated, was done by an external adviser. This valuation was conducted on January 2018 and is based on financial statements of Porvenir at September 30, 2017. The conclusion was that there are no situations that imply a possible impairment, given that the recoverable amount of the groups of cash generating units that have goodwill allocated for Ps. 9,610,514 exceeds the book value on Ps. 6,721,845.

The following are the main premises used in the impairment test reports taken as the basis for impairment testing on the dates listed, although the valuation exercise includes a 20 year projection, the following tables only show the first 5 years as, following the first year of projection, rates are generally stable with no significant variations.

December 31, 2017
	2018	2019	2020	2021	2022
Interest rate on investments	5.8%	5.9%	5.7%	5.8%	6.2%
Borrowing rate	6.3%	6.3%	6.3%	6.3%	6.3%
Growth in income from commissions	14.2%	8.0%	7.7%	7.6%	7.5%
Growth in expenses	11.2%	6.7%	6.1%	6.1%	6.4%
Inflation	3.3%	3.4%	3.2%	3.3%	3.6%
Discount interest rate after taxes	13.0%
Growth rate after twenty years	3.5%

December 31, 2016
	2017	2018	2019	2020	2021
Lending interest rate on investments	6.5%	5.9%	6.2%	6.2%	6.2%
Borrowing rate	6.3%	6.3%	6.3%	6.3%	6.3%
Growth in income from commissions	6.9%	12.7%	7.2%	7.1%	6.9%
Growth in expenses	3.5%	13.2%	5.3%	6.5%	5.9%
Inflation	3.7%	3.0%	3.1%	3.0%	3.0%
Discount interest rate after taxes	12.9%
Growth rate after twenty years	4.0%

A 20-year projection was made to estimate goodwill based on macroeconomic assumptions and those related to the business of Porvenir, as indicated in the foregoing tables. The following is a description of that process.

•	Investments and borrowing rates were projected using historical data and data provided by The Company on the business.
•	The estimated increases in commissions and expenses are based on business growth and other transactions estimated by The Company.
•	The inflation rate used in the projections is based on reports from outside sources, such as The Economist Intelligence Unit, and Corficolombiana.
•	The growth rate used for the terminal value was 3.5%, which is the average projected inflation provided by the independent specialists.

The discount interest rate after taxes that was used to discount dividend flows reflects the specific risks relative to each cash-generating unit. If the estimated discount rate of 13.0% had been 1.0% higher than the estimated rate in the valuation done by outside experts, there would be no need to reduce the book value of goodwill, since the fair value of the groups of cash-generating units to which the goodwill was allocated would be Ps. 8,653,365 and exceeds their book value of Ps. 2,888,669.